Supplement to the
Fidelity Advisor Focus Funds®
Class A, Class T, Class B, and Class C
September 24, 2001
Prospectus

Effective November12, 2001, the following information found in the "Buying and Selling Shares" section under the heading "Buying Shares" on page 23 will no longer be applicable.

Purchase amounts of more than $1 million will not be accepted for Class C shares. This limit does not apply to purchases of Class C shares made by an employee benefit plan (as defined in the Employee Retirement Income Security Act), 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan).

The following information replaces the biographical information for James Catudal found in the "Fund Management" section on page 29.

Jeffrey Feingold is manager of Advisor Financial Services, which he has managed since October 2001. He also manages other Fidelity funds. Since joining Fidelity in 1997, Mr. Feingold has worked as a research analyst and manager.

The following information replaces the biographical information for Chris Zepf found in the "Fund Management" section on page 29.

Shep Perkins is manager of Advisor Developing Communications, which he has managed since January 2002. He also manages other Fidelity funds. Since joining Fidelity in 1997, Mr. Perkins has worked as a research analyst and portfolio manager.

Telis Bertsekas is manager of Advisor Technology, which he has managed since January 2002. He also manages other Fidelity funds. Since joining Fidelity in 1997, Mr. Bertsekas has worked as a research analyst and manager.

AFOC-02-01 January 29, 2002
1.480125.121

Supplement to the
Fidelity Advisor Focus Funds®
Institutional Class
September 24, 2001
Prospectus

The following information replaces the biographical information for James Catudal found in the "Fund Management" section on page 28.

Jeffrey Feingold is manager of Advisor Financial Services, which he has managed since October 2001. He also manages other Fidelity funds. Since joining Fidelity in 1997, Mr. Feingold has worked as a research analyst and manager.

The following information replaces the biographical information for Chris Zepf found in the "Fund Management" section on page 28.

Shep Perkins is manager of Advisor Developing Communications, which he has managed since January 2002. He also manages other Fidelity funds. Since joining Fidelity in 1997, Mr. Perkins has worked as a research analyst and portfolio manager.

Telis Bertsekas is manager of Advisor Technology, which he has managed since January 2002. He also manages other Fidelity funds. Since joining Fidelity in 1997, Mr. Bertsekas has worked as a research analyst and manager.

AFOCI-02-01 January 29, 2002
1.479771.118